Reportable segments (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Reportable segments
Loss from operations									$ (39,012,000)	$ (29,462,000)
Impairment loss									(797,000)	(18,116,000)
Income (loss) from investments, net									(789,000)	3,330,000
Change in fair value of derivative liabilities									33,921,000
Interest expense									11,905,000	4,619,000
Other income (expense), net									(2,482,000)	1,063,000
Foreign exchange adjustments									(60,000)	(334,000)
Total other income (expenses)									17,888,000	(18,676,000)
Loss from operations before income taxes									(21,124,000)	(48,138,000)
Income tax (expense) benefit									823	4,254,000
Net loss	$ (11,941,000)	$ 14,407,000	$ (19,642,000)	$ (13,141,000)	$ (14,781,000)	$ (25,234,000)	$ (10,147,000)	$ (1,599,000)	$ (20,301,000)	$ (43,884,000)